Goodwill and Other Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets, Net (Textual)
Amortization expenses	$ 32	$ 79
Impairment loss	517
Impairment of Goodwill	$ 471